Employee Benefit Plans (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Options
Outstanding, shares	7,904,576	8,796,246	6,644,766	5,804,594
Vested, shares	1,210,824	730,592	1,643,665
Exercisable, shares	1,210,824	730,592	1,500,476
Forfeited or expired, shares	(891,670)	(348,520)	(159,828)
Granted, shares		2,500,000	1,000,000
Restricted stock and restricted stock units
Non Vested, shares	7,017,314	4,502,534	3,720,959	1,997,344
Granted, shares	4,353,975	2,540,000	2,540,000
Vested, shares	(1,839,195)	(1,755,017)	(812,847)
Forfeited or expired, shares		(3,408)	(3,538)
Weighted average exercise price
Options
Outstanding	$ 2.98	$ 3.2	$ 4.09	$ 4.57
Granted		$ 1.2	$ 1.2
Weighted average remaining term
Options
Weighted average remaining term	3 years 9 months 18 days	4 years 4 months 28 days	4 years 2 months 23 days	4 years 7 months 20 days
Restricted stock and restricted stock units
Weighted average remaining term	3 years 2 months 16 days	2 years 6 months 19 days	2 years 5 months 13 days	2 years
Aggregate fair value
Options
Outstanding, value	$ 7,539	$ 9,804	$ 8,769	$ 8,410
Forfeited or expired, value			(193)
Granted, value			552
Restricted stock and restricted stock units
Non vested, value	3,512	6,100	8,186	$ 10,899
Granted, value	42	3,048	3,048
Vested, value	$ (2,630)	(5,122)	(5,746)
Forfeited or expired, value		$ (12)	$ (15)